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                        SUPPLEMENT DATED NOVEMBER 1, 2004
                       TO PROSPECTUS DATED MAY 1, 2004 FOR
                      FEDERAL KEMPER LIFE ASSURANCE COMPANY

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                       FLEXIBLE PREMIUM FIXED AND VARIABLE
                           DEFERRED ANNUITY CONTRACTS

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                              ZURICH PREFERRED PLUS
                                    Issued By
                     FKLA VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                      FEDERAL KEMPER LIFE ASSURANCE COMPANY

This Supplement amends information contained in your Zurich Preferred Plus Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective November 1, 2004, the following name, address, and contact information changes are being made.

     1. The name of Federal Kemper Life Assurance Company is changed to Chase Insurance Life and Annuity Company.

     2. The name of the FKLA Variable Annuity Separate Account is changed to the Chase Variable Annuity Separate Account.

     3. The name of the Zurich Preferred Plus Variable Annuity is changed to the Chase Insurance Preferred Plus Variable Annuity.

     4. Our Home Office address is changed from 1600 McConnor Parkway, Schaumburg, IL 60196-6801 to 2500 Westfield Drive, Elgin, IL 60123-7836.

     5. Our web site address, zurichlifeus.com, is changed to www.chaseinsurancecompany.com.

The applicable sections of the Prospectus are amended by making the above changes each place the information appears.

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For use in all states